Net Interest Expense and Other Net Finance Expense	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Net Interest Expense and Other Net Finance Expense	Net Interest Expense and Other Net Finance Expense

		For the year ended December 31,
		2025	2024
	Note	$	$
Interest on credit facilities	16	33.7	53.9
Interest on lease liabilities	11	31.1	29.5
Interest on senior unsecured notes	16	31.2	20.1
Interest on other long-term debt		19.1	14.3
Total interest expense		115.1	117.8
Total interest income		(14.9)	(14.2)
Net interest expense		100.2	103.6
Other net finance expense		1.8	0.8
Net interest expense and other net finance expense		102.0	104.4